Operating facility and loan and derivative assets and liabilities - Operating Facility and Loan (Details) $ in Thousands						12 Months Ended
	Jun. 28, 2022 USD ($) quareterly_payment	Mar. 28, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jan. 21, 2020 USD ($) bank	Oct. 18, 2019 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 06, 2023 USD ($)	Apr. 05, 2023 USD ($)
Operating facility and loan and derivative assets and liabilities
Drew down amount						$ 0	$ 13,900
Borrowings, non-current						57,950	83,125
Interest expense						6,245	5,856
Repayments of borrowings						23,000	17,700
Interest rate swaps
Operating facility and loan and derivative assets and liabilities
Derivative, credit swap term				5 years
Derivative, number of banks | bank				2
New term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount					$ 34,800
Borrowings repayable amount					$ 1,450
Borrowings						7,250	13,050
Borrowings, current						5,800	5,800
Borrowings, non-current						1,450	7,250
New term loan facility | Interest rate swaps
Operating facility and loan and derivative assets and liabilities
Derivative, number of banks | bank				2
Derivative, credit swap amount per each bank				$ 8,700
Amended term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount						0	0
Repayments of borrowings						17,700	17,700
Amended term loan facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Drew down amount			$ 52,500
Borrowings						24,063	32,813
Borrowings, current						8,750	8,750
Borrowings, non-current						15,313	24,063
Quarterly payments			$ 2,188
Amended term loan facility | NetFortris
Operating facility and loan and derivative assets and liabilities
Drew down amount		$ 45,000
Borrowings						37,912	41,062
Borrowings, current						5,325	3,150
Borrowings, non-current						32,587	37,912
Quarterly payments		$ 1,875
Number of quarterly repayments | quareterly_payment	12
First twelve quarterly payments amount	$ 788
Quarterly payments thereafter	$ 2,963
Committed revolving credit facility
Operating facility and loan and derivative assets and liabilities
Borrowings, non-current						8,600	13,900
Notional amount								$ 20	$ 6
Committed swingline credit facility
Operating facility and loan and derivative assets and liabilities
Notional amount								$ 5,000	$ 1,500
Revolving credit facility
Operating facility and loan and derivative assets and liabilities
Repayments of borrowings						$ 5,300	$ 0